INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income tax expense and the amount computed by applying the statutory income tax rate to the income before income tax provision is as follows:

	For the six months ended
	June 30,
	2014	2013
	US$	US$
Tax computed at statutory rate	100,692	274,792
Other nondeductible items	18,303	40,091
	118,995	314,883